Note 10 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value

Non-vested on January 1, 2021	56,745	5.10
Granted	49,650	20.81
Vested	(34,295)	5.62
Non-vested on December 31, 2021	72,100	15.67

Non-vested on January 1, 2022	72,100	15.67
Granted	58,600	13.95
Vested	(47,750)	14.48
Non-vested on December 31, 2022	82,950	15.14

Non-vested on January 1, 2023	82,950	15.14
Granted	59,100	14.97
Vested	(53,650)	15.79
Non-vested on December 31, 2023	88,400	14.63